UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  Income Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.8%
MFS Absolute Return Fund - Class R6	1,327,183	$ 12,541,880
MFS Blended Research Core Equity Fund - Class R6	514,079	12,538,378
MFS Blended Research Growth Equity Fund - Class R6	1,123,829	12,541,932
MFS Blended Research International Equity Fund - Class R6	1,534,764	15,669,943
MFS Blended Research Mid Cap Equity Fund - Class R6	1,776,461	18,812,721
MFS Blended Research Small Cap Equity Fund - Class R6	529,641	6,276,250
MFS Blended Research Value Equity Fund - Class R6	1,072,764	12,540,617
MFS Commodity Strategy Fund - Class R6 (v)	1,044,038	6,264,225
MFS Emerging Markets Debt Fund - Class R6	862,242	12,545,627
MFS Emerging Markets Debt Local Currency Fund - Class R6	938,147	6,285,585
MFS Global Bond Fund - Class R6	3,682,866	31,378,016
MFS Global Real Estate Fund - Class R6	427,971	6,269,769
MFS Government Securities Fund - Class R6	6,396,262	62,747,328
MFS Growth Fund - Class R6	160,941	12,540,558
MFS High Income Fund - Class R6	5,505,755	18,829,683
MFS Inflation-Adjusted Bond Fund - Class R6	6,036,863	62,723,003
MFS International Growth Fund - Class R6	116,008	3,135,684
MFS International Value Fund - Class R6	87,398	3,135,851
MFS Limited Maturity Fund - Class R6	21,044,776	125,426,866
MFS Mid Cap Growth Fund - Class R6	629,341	9,408,652
MFS Mid Cap Value Fund - Class R6	427,024	9,407,338
MFS New Discovery Fund - Class R6	116,285	3,139,685
MFS New Discovery Value Fund - Class R6	213,335	3,136,024
MFS Research Fund - Class R6	328,229	12,541,639
MFS Research International Fund - Class R6	602,024	9,403,620
MFS Total Return Bond Fund - Class R6	11,850,552	125,497,341
MFS Value Fund - Class R6	343,767	12,537,182
Total Underlying Affiliated Funds		$627,275,397
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.62% (v)	643,906	$ 643,906
Total Investments		$627,919,303
Other Assets, Less Liabilities – 0.1%		446,352
Net assets – 100.0%		$628,365,655
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$627,919,303	$—	$—	$627,919,303
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$602,497,558
Gross unrealized appreciation	31,461,910
Gross unrealized depreciation	(6,040,165)
Net unrealized appreciation (depreciation)	$25,421,745
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,166,265	246,824	(85,906)	1,327,183
MFS Blended Research Core Equity Fund	—	569,611	(55,532)	514,079
MFS Blended Research Growth Equity Fund	—	1,252,949	(129,120)	1,123,829
MFS Blended Research International Equity Fund	—	1,692,420	(157,656)	1,534,764
MFS Blended Research Mid Cap Equity Fund	—	2,003,912	(227,451)	1,776,461
MFS Blended Research Small Cap Equity Fund	—	624,482	(94,841)	529,641
MFS Blended Research Value Equity Fund	—	1,224,216	(151,452)	1,072,764
MFS Commodity Strategy Fund	956,465	308,938	(221,365)	1,044,038
MFS Emerging Markets Debt Fund	759,751	163,991	(61,500)	862,242
MFS Emerging Markets Debt Local Currency Fund	794,335	252,771	(108,959)	938,147
MFS Global Bond Fund	3,082,063	818,924	(218,121)	3,682,866
MFS Global Real Estate Fund	341,907	131,834	(45,770)	427,971
MFS Government Securities Fund	5,380,338	1,246,879	(230,955)	6,396,262
MFS Growth Fund	296,281	53,519	(188,859)	160,941
MFS High Income Fund	5,036,235	1,003,475	(533,955)	5,505,755
MFS Inflation-Adjusted Bond Fund	5,219,582	1,131,007	(313,726)	6,036,863
MFS Institutional Money Market Portfolio	616,542	62,637,407	(62,610,043)	643,906
MFS International Growth Fund	205,144	45,979	(135,115)	116,008
MFS International Value Fund	153,277	32,571	(98,450)	87,398
MFS Limited Maturity Fund	18,240,626	3,938,661	(1,134,511)	21,044,776
MFS Mid Cap Growth Fund	1,114,891	231,577	(717,127)	629,341
MFS Mid Cap Value Fund	816,476	157,439	(546,891)	427,024
MFS New Discovery Fund	226,136	47,592	(157,443)	116,285
MFS New Discovery Value Fund	429,226	90,923	(306,814)	213,335
MFS Research Fund	594,826	115,053	(381,650)	328,229
MFS Research International Fund	1,063,926	250,029	(711,931)	602,024
MFS Total Return Bond Fund	10,150,875	2,160,545	(460,868)	11,850,552
MFS Value Fund	637,423	126,397	(420,053)	343,767
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(31,617)	$—	$83,413	$12,541,880
MFS Blended Research Core Equity Fund	19,098	—	161,864	12,538,378
MFS Blended Research Growth Equity Fund	25,487	—	50,587	12,541,932
MFS Blended Research International Equity Fund	8,330	—	87,780	15,669,943
MFS Blended Research Mid Cap Equity Fund	61,022	—	87,210	18,812,721
MFS Blended Research Small Cap Equity Fund	41,004	520	41,564	6,276,250
MFS Blended Research Value Equity Fund	55,192	—	90,699	12,540,617
MFS Commodity Strategy Fund	(685,591)	—	38,012	6,264,225
MFS Emerging Markets Debt Fund	(13,278)	—	445,529	12,545,627
MFS Emerging Markets Debt Local Currency Fund	(130,011)	—	206,065	6,285,585
MFS Global Bond Fund	(319,288)	—	391,844	31,378,016
MFS Global Real Estate Fund	(25,493)	275,200	295,035	6,269,769
MFS Government Securities Fund	(66,037)	—	1,236,242	62,747,328
MFS Growth Fund	2,721,865	196,735	24,963	12,540,558
MFS High Income Fund	(114,361)	—	787,034	18,829,683
MFS Inflation-Adjusted Bond Fund	(195,337)	—	973,613	62,723,003
MFS Institutional Money Market Portfolio	69	—	3,934	643,906
MFS International Growth Fund	297,913	—	44,859	3,135,684
MFS International Value Fund	569,134	—	62,484	3,135,851
MFS Limited Maturity Fund	(158,149)	—	1,375,826	125,426,866
MFS Mid Cap Growth Fund	1,926,004	478,460	—	9,408,652
MFS Mid Cap Value Fund	1,500,720	—	139,378	9,407,338
MFS New Discovery Fund	357,048	68,166	—	3,139,685
MFS New Discovery Value Fund	528,146	91,545	63,599	3,136,024
MFS Research Fund	1,706,621	543,896	160,681	12,541,639
MFS Research International Fund	327,669	—	199,166	9,403,620
MFS Total Return Bond Fund	(59,523)	—	2,740,007	125,497,341
MFS Value Fund	2,024,312	212,268	268,749	12,537,182
	$10,370,949	$1,866,790	$10,060,137	$627,919,303
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.7%
MFS Absolute Return Fund - Class R6	272,807	$ 2,578,031
MFS Blended Research Core Equity Fund - Class R6	311,210	7,590,416
MFS Blended Research Growth Equity Fund - Class R6	680,149	7,590,461
MFS Blended Research International Equity Fund - Class R6	1,088,495	11,113,536
MFS Blended Research Mid Cap Equity Fund - Class R6	1,190,087	12,603,019
MFS Blended Research Small Cap Equity Fund - Class R6	234,469	2,778,458
MFS Blended Research Value Equity Fund - Class R6	649,312	7,590,459
MFS Commodity Strategy Fund - Class R6 (v)	835,431	5,012,584
MFS Emerging Markets Debt Fund - Class R6	419,324	6,101,159
MFS Emerging Markets Debt Local Currency Fund - Class R6	607,085	4,067,472
MFS Global Bond Fund - Class R6	1,193,512	10,168,719
MFS Global Real Estate Fund - Class R6	240,492	3,523,202
MFS Government Securities Fund - Class R6	2,073,115	20,337,263
MFS Growth Fund - Class R6	97,414	7,590,467
MFS High Income Fund - Class R6	2,973,286	10,168,637
MFS Inflation-Adjusted Bond Fund - Class R6	1,527,329	15,868,952
MFS International Growth Fund - Class R6	102,789	2,778,392
MFS International New Discovery Fund - Class R6	51,770	1,489,424
MFS International Value Fund - Class R6	77,436	2,778,390
MFS Limited Maturity Fund - Class R6	913,285	5,443,178
MFS Mid Cap Growth Fund - Class R6	421,507	6,301,525
MFS Mid Cap Value Fund - Class R6	286,044	6,301,547
MFS New Discovery Fund - Class R6	51,453	1,389,236
MFS New Discovery Value Fund - Class R6	94,505	1,389,221
MFS Research Fund - Class R6	198,652	7,590,499
MFS Research International Fund - Class R6	355,746	5,556,759
MFS Total Return Bond Fund - Class R6	1,896,136	20,080,085
MFS Value Fund - Class R6	208,027	7,586,754
Total Underlying Affiliated Funds		$203,367,845
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.62% (v)	813,578	$ 813,578
Total Investments		$204,181,423
Other Assets, Less Liabilities – (0.1)%		(162,294)
Net assets – 100.0%		$204,019,129
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$204,181,423	$—	$—	$204,181,423
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$196,814,539
Gross unrealized appreciation	9,480,394
Gross unrealized depreciation	(2,113,510)
Net unrealized appreciation (depreciation)	$7,366,884
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	186,008	95,192	(8,393)	272,807
MFS Blended Research Core Equity Fund	—	323,670	(12,460)	311,210
MFS Blended Research Growth Equity Fund	—	708,482	(28,333)	680,149
MFS Blended Research International Equity Fund	—	1,118,650	(30,155)	1,088,495
MFS Blended Research Mid Cap Equity Fund	—	1,271,980	(81,893)	1,190,087
MFS Blended Research Small Cap Equity Fund	—	265,449	(30,980)	234,469
MFS Blended Research Value Equity Fund	—	691,908	(42,596)	649,312
MFS Commodity Strategy Fund	757,867	201,239	(123,675)	835,431
MFS Emerging Markets Debt Fund	327,267	108,038	(15,981)	419,324
MFS Emerging Markets Debt Local Currency Fund	455,070	181,652	(29,637)	607,085
MFS Global Bond Fund	883,009	366,763	(56,260)	1,193,512
MFS Global Real Estate Fund	184,326	72,852	(16,686)	240,492
MFS Government Securities Fund	1,545,419	623,980	(96,284)	2,073,115
MFS Growth Fund	166,398	27,499	(96,483)	97,414
MFS High Income Fund	2,404,463	707,314	(138,491)	2,973,286
MFS Inflation-Adjusted Bond Fund	1,097,153	480,218	(50,042)	1,527,329
MFS Institutional Money Market Portfolio	134,416	33,662,107	(32,982,945)	813,578
MFS International Growth Fund	169,800	31,633	(98,644)	102,789
MFS International New Discovery Fund	48,233	9,771	(6,234)	51,770
MFS International Value Fund	127,300	23,114	(72,978)	77,436
MFS Limited Maturity Fund	299,299	618,306	(4,320)	913,285
MFS Mid Cap Growth Fund	711,253	124,052	(413,798)	421,507
MFS Mid Cap Value Fund	518,383	79,883	(312,222)	286,044
MFS New Discovery Fund	93,188	15,635	(57,370)	51,453
MFS New Discovery Value Fund	177,102	30,914	(113,511)	94,505
MFS Research Fund	332,415	57,056	(190,819)	198,652
MFS Research International Fund	585,721	117,325	(347,300)	355,746
MFS Total Return Bond Fund	1,281,772	673,210	(58,846)	1,896,136
MFS Value Fund	354,099	61,105	(207,177)	208,027
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,998)	$—	$15,044	$2,578,031
MFS Blended Research Core Equity Fund	(1,148)	—	93,739	7,590,416
MFS Blended Research Growth Equity Fund	(817)	—	29,498	7,590,461
MFS Blended Research International Equity Fund	1,465	—	59,387	11,113,536
MFS Blended Research Mid Cap Equity Fund	11,145	—	57,669	12,603,019
MFS Blended Research Small Cap Equity Fund	13,695	10,188	8,898	2,778,458
MFS Blended Research Value Equity Fund	11,759	—	54,249	7,590,459
MFS Commodity Strategy Fund	(339,967)	—	29,582	5,012,584
MFS Emerging Markets Debt Fund	(21,374)	—	194,855	6,101,159
MFS Emerging Markets Debt Local Currency Fund	(35,486)	—	120,808	4,067,472
MFS Global Bond Fund	(70,913)	—	114,542	10,168,719
MFS Global Real Estate Fund	(9,143)	174,611	133,549	3,523,202
MFS Government Securities Fund	(21,959)	—	360,950	20,337,263
MFS Growth Fund	686,203	113,484	14,209	7,590,467
MFS High Income Fund	(34,672)	—	382,584	10,168,637
MFS Inflation-Adjusted Bond Fund	(39,721)	—	222,813	15,868,952
MFS Institutional Money Market Portfolio	(15)	—	1,510	813,578
MFS International Growth Fund	152,151	—	37,924	2,778,392
MFS International New Discovery Fund	901	15,453	24,361	1,489,424
MFS International Value Fund	304,371	2,729	50,080	2,778,390
MFS Limited Maturity Fund	(46)	—	39,335	5,443,178
MFS Mid Cap Growth Fund	572,300	307,805	—	6,301,525
MFS Mid Cap Value Fund	347,692	3,917	89,293	6,301,547
MFS New Discovery Fund	38,011	29,641	—	1,389,236
MFS New Discovery Value Fund	94,248	59,582	8,848	1,389,221
MFS Research Fund	298,634	316,631	93,540	7,590,499
MFS Research International Fund	(163,780)	—	111,497	5,556,759
MFS Total Return Bond Fund	(9,323)	—	374,225	20,080,085
MFS Value Fund	512,872	124,226	153,091	7,586,754
	$2,295,085	$1,158,267	$2,876,080	$204,181,423
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2035 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.8%
MFS Absolute Return Fund - Class R6	115,105	$ 1,087,741
MFS Blended Research Core Equity Fund - Class R6	280,149	6,832,841
MFS Blended Research Emerging Markets Equity Fund - Class R6	99,800	1,171,656
MFS Blended Research Growth Equity Fund - Class R6	871,367	9,724,457
MFS Blended Research International Equity Fund - Class R6	1,575,336	16,084,182
MFS Blended Research Mid Cap Equity Fund - Class R6	1,514,675	16,040,403
MFS Blended Research Small Cap Equity Fund - Class R6	316,672	3,752,561
MFS Blended Research Value Equity Fund - Class R6	831,249	9,717,300
MFS Commodity Strategy Fund - Class R6 (v)	1,249,197	7,495,181
MFS Emerging Markets Debt Fund - Class R6	224,857	3,271,673
MFS Emerging Markets Debt Local Currency Fund - Class R6	326,972	2,190,713
MFS Emerging Markets Equity Fund - Class R6	41,519	1,174,163
MFS Global Bond Fund - Class R6	256,757	2,187,565
MFS Global Real Estate Fund - Class R6	438,957	6,430,715
MFS Growth Fund - Class R6	124,721	9,718,292
MFS High Income Fund - Class R6	1,592,203	5,445,335
MFS Inflation-Adjusted Bond Fund - Class R6	676,186	7,025,569
MFS International Growth Fund - Class R6	181,623	4,909,273
MFS International New Discovery Fund - Class R6	163,833	4,713,471
MFS International Value Fund - Class R6	137,046	4,917,217
MFS Mid Cap Growth Fund - Class R6	537,363	8,033,580
MFS Mid Cap Value Fund - Class R6	364,564	8,031,338
MFS New Discovery Fund - Class R6	69,569	1,878,366
MFS New Discovery Value Fund - Class R6	127,386	1,872,573
MFS Research Fund - Class R6	179,109	6,843,761
MFS Research International Fund - Class R6	402,872	6,292,860
MFS Total Return Bond Fund - Class R6	458,218	4,852,529
MFS Value Fund - Class R6	265,933	9,698,578
Total Underlying Affiliated Funds		$171,393,893
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.62% (v)	604,915	$ 604,915
Total Investments		$171,998,808
Other Assets, Less Liabilities – (0.2)%		(295,781)
Net assets – 100.0%		$171,703,027
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$171,998,808	$—	$—	$171,998,808
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$160,958,069
Gross unrealized appreciation	12,039,037
Gross unrealized depreciation	(998,298)
Net unrealized appreciation (depreciation)	$11,040,739
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	75,711	45,755	(6,361)	115,105
MFS Blended Research Core Equity Fund	—	290,793	(10,644)	280,149
MFS Blended Research Emerging Markets Equity Fund	—	108,486	(8,686)	99,800
MFS Blended Research Growth Equity Fund	—	903,688	(32,321)	871,367
MFS Blended Research International Equity Fund	—	1,642,273	(66,937)	1,575,336
MFS Blended Research Mid Cap Equity Fund	—	1,592,384	(77,709)	1,514,675
MFS Blended Research Small Cap Equity Fund	—	351,762	(35,090)	316,672
MFS Blended Research Value Equity Fund	—	884,533	(53,284)	831,249
MFS Commodity Strategy Fund	1,011,771	410,617	(173,191)	1,249,197
MFS Emerging Markets Debt Fund	147,875	88,759	(11,777)	224,857
MFS Emerging Markets Debt Local Currency Fund	206,333	139,400	(18,761)	326,972
MFS Emerging Markets Equity Fund	71,586	11,875	(41,942)	41,519
MFS Global Bond Fund	159,879	112,712	(15,834)	256,757
MFS Global Real Estate Fund	310,530	166,890	(38,463)	438,957
MFS Growth Fund	199,055	36,869	(111,203)	124,721
MFS High Income Fund	1,088,753	584,639	(81,189)	1,592,203
MFS Inflation-Adjusted Bond Fund	473,267	255,971	(53,052)	676,186
MFS Institutional Money Market Portfolio	127,083	28,083,831	(27,605,999)	604,915
MFS International Growth Fund	282,420	64,183	(164,980)	181,623
MFS International New Discovery Fund	127,993	46,973	(11,133)	163,833
MFS International Value Fund	211,541	49,007	(123,502)	137,046
MFS Mid Cap Growth Fund	821,904	177,224	(461,765)	537,363
MFS Mid Cap Value Fund	599,639	119,136	(354,211)	364,564
MFS New Discovery Fund	117,392	21,076	(68,899)	69,569
MFS New Discovery Value Fund	222,975	42,796	(138,385)	127,386
MFS Research Fund	278,480	56,459	(155,830)	179,109
MFS Research International Fund	620,970	156,479	(374,577)	402,872
MFS Total Return Bond Fund	328,861	163,947	(34,590)	458,218
MFS Value Fund	425,693	86,205	(245,965)	265,933
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,567)	$—	$6,291	$1,087,741
MFS Blended Research Core Equity Fund	(2,863)	—	82,400	6,832,841
MFS Blended Research Emerging Markets Equity Fund	(242)	282	15,446	1,171,656
MFS Blended Research Growth Equity Fund	(2,989)	—	37,041	9,724,457
MFS Blended Research International Equity Fund	(1,721)	—	84,680	16,084,182
MFS Blended Research Mid Cap Equity Fund	1,680	—	70,771	16,040,403
MFS Blended Research Small Cap Equity Fund	12,140	305	24,329	3,752,561
MFS Blended Research Value Equity Fund	5,906	—	67,362	9,717,300
MFS Commodity Strategy Fund	(475,360)	—	42,664	7,495,181
MFS Emerging Markets Debt Fund	(8,423)	—	96,368	3,271,673
MFS Emerging Markets Debt Local Currency Fund	(25,166)	—	59,872	2,190,713
MFS Emerging Markets Equity Fund	(122,880)	—	9,432	1,174,163
MFS Global Bond Fund	(7,375)	—	22,741	2,187,565
MFS Global Real Estate Fund	(43,945)	266,420	285,618	6,430,715
MFS Growth Fund	545,898	143,637	17,273	9,718,292
MFS High Income Fund	(21,257)	—	189,221	5,445,335
MFS Inflation-Adjusted Bond Fund	(8,710)	—	97,879	7,025,569
MFS Institutional Money Market Portfolio	(11)	—	1,117	604,915
MFS International Growth Fund	150,316	—	66,269	4,909,273
MFS International New Discovery Fund	(10,867)	46,847	73,855	4,713,471
MFS International Value Fund	373,815	—	92,368	4,917,217
MFS Mid Cap Growth Fund	427,074	382,439	—	8,033,580
MFS Mid Cap Value Fund	169,817	—	113,967	8,031,338
MFS New Discovery Fund	15,002	38,813	—	1,878,366
MFS New Discovery Value Fund	93,177	52,079	36,312	1,872,573
MFS Research Fund	121,246	279,812	82,663	6,843,761
MFS Research International Fund	(309,196)	—	124,780	6,292,860
MFS Total Return Bond Fund	(7,224)	—	93,227	4,852,529
MFS Value Fund	317,872	155,219	189,832	9,698,578
	$1,184,147	$1,365,853	$2,083,778	$171,998,808
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2045 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.7%
MFS Blended Research Core Equity Fund - Class R6	189,901	$ 4,631,682
MFS Blended Research Emerging Markets Equity Fund - Class R6	98,831	1,160,276
MFS Blended Research Growth Equity Fund - Class R6	623,357	6,956,661
MFS Blended Research International Equity Fund - Class R6	1,248,752	12,749,754
MFS Blended Research Mid Cap Equity Fund - Class R6	1,096,150	11,608,232
MFS Blended Research Small Cap Equity Fund - Class R6	245,362	2,907,538
MFS Blended Research Value Equity Fund - Class R6	594,975	6,955,254
MFS Commodity Strategy Fund - Class R6 (v)	969,047	5,814,284
MFS Emerging Markets Equity Fund - Class R6	41,078	1,161,699
MFS Global Real Estate Fund - Class R6	397,249	5,819,704
MFS Growth Fund - Class R6	89,219	6,951,976
MFS Inflation-Adjusted Bond Fund - Class R6	279,947	2,908,645
MFS International Growth Fund - Class R6	150,196	4,059,810
MFS International New Discovery Fund - Class R6	161,633	4,650,171
MFS International Value Fund - Class R6	113,160	4,060,196
MFS Mid Cap Growth Fund - Class R6	388,381	5,806,289
MFS Mid Cap Value Fund - Class R6	263,627	5,807,709
MFS New Discovery Fund - Class R6	53,870	1,454,481
MFS New Discovery Value Fund - Class R6	98,826	1,452,749
MFS Research Fund - Class R6	121,409	4,639,037
MFS Research International Fund - Class R6	296,750	4,635,235
MFS Total Return Bond Fund - Class R6	274,725	2,909,334
MFS Value Fund - Class R6	190,289	6,939,827
Total Underlying Affiliated Funds		$116,040,543
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.62% (v)	482,996	$ 482,996
Total Investments		$116,523,539
Other Assets, Less Liabilities – (0.1)%		(176,052)
Net assets – 100.0%		$116,347,487
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$116,523,539	$—	$—	$116,523,539
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$109,467,316
Gross unrealized appreciation	7,631,710
Gross unrealized depreciation	(575,487)
Net unrealized appreciation (depreciation)	$7,056,223
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	194,337	(4,436)	189,901
MFS Blended Research Emerging Markets Equity Fund	—	104,021	(5,190)	98,831
MFS Blended Research Growth Equity Fund	—	636,288	(12,931)	623,357
MFS Blended Research International Equity Fund	—	1,288,584	(39,832)	1,248,752
MFS Blended Research Mid Cap Equity Fund	—	1,124,665	(28,515)	1,096,150
MFS Blended Research Small Cap Equity Fund	—	266,711	(21,349)	245,362
MFS Blended Research Value Equity Fund	—	621,294	(26,319)	594,975
MFS Commodity Strategy Fund	742,787	342,017	(115,757)	969,047
MFS Emerging Markets Equity Fund	64,794	14,846	(38,562)	41,078
MFS Global Real Estate Fund	260,699	158,120	(21,570)	397,249
MFS Growth Fund	136,690	30,657	(78,128)	89,219
MFS Inflation-Adjusted Bond Fund	199,544	99,193	(18,790)	279,947
MFS Institutional Money Market Portfolio	120,704	17,319,634	(16,957,342)	482,996
MFS International Growth Fund	219,458	61,086	(130,348)	150,196
MFS International New Discovery Fund	116,008	53,418	(7,793)	161,633
MFS International Value Fund	164,403	45,521	(96,764)	113,160
MFS Mid Cap Growth Fund	569,055	142,987	(323,661)	388,381
MFS Mid Cap Value Fund	415,026	95,322	(246,721)	263,627
MFS New Discovery Fund	86,193	18,161	(50,484)	53,870
MFS New Discovery Value Fund	163,767	38,131	(103,072)	98,826
MFS Research Fund	182,175	42,935	(103,701)	121,409
MFS Research International Fund	434,040	127,815	(265,105)	296,750
MFS Total Return Bond Fund	194,052	96,904	(16,231)	274,725
MFS Value Fund	291,862	69,474	(171,047)	190,289
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(1,483)	$—	$55,742	$4,631,682
MFS Blended Research Emerging Markets Equity Fund	(903)	15,222	278	1,160,276
MFS Blended Research Growth Equity Fund	(1,496)	—	26,452	6,956,661
MFS Blended Research International Equity Fund	(2,889)	—	66,771	12,749,754
MFS Blended Research Mid Cap Equity Fund	9	—	50,797	11,608,232
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$10,810	$10,073	$8,797	$2,907,538
MFS Blended Research Value Equity Fund	3,122	—	47,684	6,955,254
MFS Commodity Strategy Fund	(318,709)	—	33,049	5,814,284
MFS Emerging Markets Equity Fund	(88,831)	—	9,300	1,161,699
MFS Global Real Estate Fund	(35,729)	282,575	216,124	5,819,704
MFS Growth Fund	326,613	102,747	12,141	6,951,976
MFS Inflation-Adjusted Bond Fund	(4,275)	—	41,103	2,908,645
MFS Institutional Money Market Portfolio	(21)	—	1,030	482,996
MFS International Growth Fund	126,011	—	54,748	4,059,810
MFS International New Discovery Fund	(11,818)	46,084	72,652	4,650,171
MFS International Value Fund	268,749	3,944	72,385	4,060,196
MFS Mid Cap Growth Fund	261,478	276,181	—	5,806,289
MFS Mid Cap Value Fund	112,531	3,428	78,143	5,807,709
MFS New Discovery Fund	19,776	29,847	—	1,454,481
MFS New Discovery Value Fund	68,160	59,261	8,843	1,452,749
MFS Research Fund	76,486	189,571	56,003	4,639,037
MFS Research International Fund	(192,601)	—	91,665	4,635,235
MFS Total Return Bond Fund	(4,388)	—	55,903	2,909,334
MFS Value Fund	207,565	109,935	133,625	6,939,827
	$818,167	$1,128,868	$1,193,235	$116,523,539
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2055 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.4%
MFS Blended Research Core Equity Fund - Class R6	61,758	$ 1,506,289
MFS Blended Research Emerging Markets Equity Fund - Class R6	32,024	375,959
MFS Blended Research Growth Equity Fund - Class R6	202,603	2,261,050
MFS Blended Research International Equity Fund - Class R6	406,017	4,145,439
MFS Blended Research Mid Cap Equity Fund - Class R6	356,233	3,772,507
MFS Blended Research Small Cap Equity Fund - Class R6	79,897	946,777
MFS Blended Research Value Equity Fund - Class R6	193,413	2,260,998
MFS Commodity Strategy Fund - Class R6 (v)	315,565	1,893,391
MFS Emerging Markets Equity Fund - Class R6	13,310	376,409
MFS Global Real Estate Fund - Class R6	129,441	1,896,311
MFS Growth Fund - Class R6	29,007	2,260,253
MFS Inflation-Adjusted Bond Fund - Class R6	90,775	943,151
MFS International Growth Fund - Class R6	48,811	1,319,368
MFS International New Discovery Fund - Class R6	52,591	1,513,048
MFS International Value Fund - Class R6	36,771	1,319,337
MFS Mid Cap Growth Fund - Class R6	126,227	1,887,089
MFS Mid Cap Value Fund - Class R6	85,723	1,888,488
MFS New Discovery Fund - Class R6	17,551	473,878
MFS New Discovery Value Fund - Class R6	32,162	472,775
MFS Research Fund - Class R6	39,459	1,507,723
MFS Research International Fund - Class R6	96,489	1,507,153
MFS Total Return Bond Fund - Class R6	89,182	944,434
MFS Value Fund - Class R6	61,912	2,257,932
Total Underlying Affiliated Funds		$37,729,759
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.62% (v)	345,887	$ 345,887
Total Investments		$38,075,646
Other Assets, Less Liabilities – (0.3)%		(126,675)
Net assets – 100.0%		$37,948,971
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$38,075,646	$—	$—	$38,075,646
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$36,345,315
Gross unrealized appreciation	1,823,898
Gross unrealized depreciation	(93,567)
Net unrealized appreciation (depreciation)	$1,730,331
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	64,006	(2,248)	61,758
MFS Blended Research Emerging Markets Equity Fund	—	34,420	(2,396)	32,024
MFS Blended Research Growth Equity Fund	—	209,902	(7,299)	202,603
MFS Blended Research International Equity Fund	—	424,928	(18,911)	406,017
MFS Blended Research Mid Cap Equity Fund	—	373,018	(16,785)	356,233
MFS Blended Research Small Cap Equity Fund	—	86,721	(6,824)	79,897
MFS Blended Research Value Equity Fund	—	203,460	(10,047)	193,413
MFS Commodity Strategy Fund	179,008	180,263	(43,706)	315,565
MFS Emerging Markets Equity Fund	15,972	8,096	(10,758)	13,310
MFS Global Real Estate Fund	64,251	77,229	(12,039)	129,441
MFS Growth Fund	33,775	17,920	(22,688)	29,007
MFS Inflation-Adjusted Bond Fund	49,069	51,334	(9,628)	90,775
MFS Institutional Money Market Portfolio	147,937	9,537,777	(9,339,827)	345,887
MFS International Growth Fund	54,089	32,409	(37,687)	48,811
MFS International New Discovery Fund	28,578	28,163	(4,150)	52,591
MFS International Value Fund	40,602	24,090	(27,921)	36,771
MFS Mid Cap Growth Fund	140,379	79,966	(94,118)	126,227
MFS Mid Cap Value Fund	102,063	54,473	(70,813)	85,723
MFS New Discovery Fund	21,215	11,322	(14,986)	17,551
MFS New Discovery Value Fund	40,220	21,232	(29,290)	32,162
MFS Research Fund	44,915	24,552	(30,008)	39,459
MFS Research International Fund	106,665	66,165	(76,341)	96,489
MFS Total Return Bond Fund	47,711	49,794	(8,323)	89,182
MFS Value Fund	71,716	39,499	(49,303)	61,912
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(757)	$—	$17,079	$1,506,289
MFS Blended Research Emerging Markets Equity Fund	(646)	2,386	2,497	375,959
MFS Blended Research Growth Equity Fund	(868)	—	8,175	2,261,050
MFS Blended Research International Equity Fund	(2,215)	—	20,549	4,145,439
MFS Blended Research Mid Cap Equity Fund	(986)	—	15,675	3,772,507
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$1,294	$3,008	$2,627	$946,777
MFS Blended Research Value Equity Fund	(484)	—	14,598	2,260,998
MFS Commodity Strategy Fund	(59,518)	—	10,193	1,893,391
MFS Emerging Markets Equity Fund	(10,474)	—	2,884	376,409
MFS Global Real Estate Fund	(16,374)	88,306	67,539	1,896,311
MFS Growth Fund	63,808	31,588	3,056	2,260,253
MFS Inflation-Adjusted Bond Fund	(1,883)	—	12,185	943,151
MFS Institutional Money Market Portfolio	(17)	—	740	345,887
MFS International Growth Fund	29,297	—	16,850	1,319,368
MFS International New Discovery Fund	(7,380)	14,255	22,473	1,513,048
MFS International Value Fund	55,252	1,216	22,324	1,319,337
MFS Mid Cap Growth Fund	49,536	85,128	—	1,887,089
MFS Mid Cap Value Fund	25,566	1,051	23,966	1,888,488
MFS New Discovery Fund	5,803	9,005	—	473,878
MFS New Discovery Value Fund	15,382	17,004	2,590	472,775
MFS Research Fund	14,258	58,606	17,314	1,507,723
MFS Research International Fund	(46,001)	—	28,278	1,507,153
MFS Total Return Bond Fund	(2,148)	—	15,728	944,434
MFS Value Fund	45,779	33,596	37,411	2,257,932
	$156,224	$345,149	$364,731	$38,075,646
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2020 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.1%
MFS Absolute Return Fund - Class R6	872,156	$ 8,241,874
MFS Blended Research Core Equity Fund - Class R6	460,334	11,227,537
MFS Blended Research Growth Equity Fund - Class R6	1,010,651	11,278,868
MFS Blended Research International Equity Fund - Class R6	1,448,679	14,791,010
MFS Blended Research Mid Cap Equity Fund - Class R6	1,451,785	15,374,399
MFS Blended Research Small Cap Equity Fund - Class R6	348,137	4,125,430
MFS Blended Research Value Equity Fund - Class R6	961,909	11,244,722
MFS Commodity Strategy Fund - Class R6 (v)	681,254	4,087,522
MFS Emerging Markets Debt Fund - Class R6	775,875	11,288,979
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,071,463	7,178,801
MFS Global Bond Fund - Class R6	2,424,154	20,653,792
MFS Global Real Estate Fund - Class R6	280,359	4,107,253
MFS Government Securities Fund - Class R6	4,211,261	41,312,476
MFS Growth Fund - Class R6	144,759	11,279,653
MFS High Income Fund - Class R6	5,395,450	18,452,440
MFS Inflation-Adjusted Bond Fund - Class R6	3,974,687	41,296,995
MFS International Growth Fund - Class R6	132,450	3,580,119
MFS International Value Fund - Class R6	99,769	3,579,713
MFS Limited Maturity Fund - Class R6	8,747,448	52,134,792
MFS Mid Cap Growth Fund - Class R6	514,844	7,696,917
MFS Mid Cap Value Fund - Class R6	349,043	7,689,410
MFS New Discovery Fund - Class R6	76,417	2,063,265
MFS New Discovery Value Fund - Class R6	140,310	2,062,558
MFS Research Fund - Class R6	294,710	11,260,871
MFS Research International Fund - Class R6	490,725	7,665,129
MFS Total Return Bond Fund - Class R6	6,368,978	67,447,480
MFS Value Fund - Class R6	307,872	11,228,080
Total Underlying Affiliated Funds		$412,350,085
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.62% (v)	66	$ 66
Total Investments		$412,350,151
Other Assets, Less Liabilities – (0.1)%		(480,157)
Net assets – 100.0%		$411,869,994
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$412,350,151	$—	$—	$412,350,151
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$388,374,690
Gross unrealized appreciation	28,541,684
Gross unrealized depreciation	(4,566,223)
Net unrealized appreciation (depreciation)	$23,975,461
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	792,856	113,870	(34,570)	872,156
MFS Blended Research Core Equity Fund	—	504,457	(44,123)	460,334
MFS Blended Research Growth Equity Fund	—	1,112,224	(101,573)	1,010,651
MFS Blended Research International Equity Fund	—	1,583,909	(135,230)	1,448,679
MFS Blended Research Mid Cap Equity Fund	—	1,619,772	(167,987)	1,451,785
MFS Blended Research Small Cap Equity Fund	—	404,303	(56,166)	348,137
MFS Blended Research Value Equity Fund	—	1,087,187	(125,278)	961,909
MFS Commodity Strategy Fund	657,631	132,484	(108,861)	681,254
MFS Emerging Markets Debt Fund	747,440	85,625	(57,190)	775,875
MFS Emerging Markets Debt Local Currency Fund	1,025,100	182,951	(136,588)	1,071,463
MFS Global Bond Fund	2,084,726	430,622	(91,194)	2,424,154
MFS Global Real Estate Fund	232,393	72,897	(24,931)	280,359
MFS Government Securities Fund	3,642,565	638,264	(69,568)	4,211,261
MFS Growth Fund	290,836	19,548	(165,625)	144,759
MFS High Income Fund	5,469,318	459,378	(533,246)	5,395,450
MFS Inflation-Adjusted Bond Fund	3,530,184	578,714	(134,211)	3,974,687
MFS Institutional Money Market Portfolio	31,054	37,910,963	(37,941,951)	66
MFS International Growth Fund	264,485	27,536	(159,571)	132,450
MFS International Value Fund	197,483	17,815	(115,529)	99,769
MFS Limited Maturity Fund	6,867,540	1,938,025	(58,117)	8,747,448
MFS Mid Cap Growth Fund	982,786	93,637	(561,579)	514,844
MFS Mid Cap Value Fund	722,249	58,719	(431,925)	349,043
MFS New Discovery Fund	154,138	17,347	(95,068)	76,417
MFS New Discovery Value Fund	293,050	33,347	(186,087)	140,310
MFS Research Fund	585,060	47,676	(338,026)	294,710
MFS Research International Fund	943,935	113,086	(566,296)	490,725
MFS Total Return Bond Fund	5,348,832	1,090,566	(70,420)	6,368,978
MFS Value Fund	628,614	50,965	(371,707)	307,872
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(18,190)	$—	$54,777	$8,241,874
MFS Blended Research Core Equity Fund	14,051	—	148,240	11,227,537
MFS Blended Research Growth Equity Fund	18,073	—	46,489	11,278,868
MFS Blended Research International Equity Fund	7,343	—	84,365	14,791,010
MFS Blended Research Mid Cap Equity Fund	45,356	—	73,377	15,374,399
MFS Blended Research Small Cap Equity Fund	29,456	356	28,469	4,125,430
MFS Blended Research Value Equity Fund	51,656	—	84,710	11,244,722
MFS Commodity Strategy Fund	(356,046)	—	25,107	4,087,522
MFS Emerging Markets Debt Fund	(56,314)	—	409,410	11,288,979
MFS Emerging Markets Debt Local Currency Fund	(163,519)	—	244,664	7,178,801
MFS Global Bond Fund	(135,379)	—	255,848	20,653,792
MFS Global Real Estate Fund	(15,490)	180,330	193,326	4,107,253
MFS Government Securities Fund	(21,095)	—	805,533	41,312,476
MFS Growth Fund	4,126,905	179,627	24,721	11,279,653
MFS High Income Fund	(117,213)	—	794,145	18,452,440
MFS Inflation-Adjusted Bond Fund	(104,898)	—	633,550	41,296,995
MFS Institutional Money Market Portfolio	(19)	—	1,181	66
MFS International Growth Fund	738,935	—	51,802	3,580,119
MFS International Value Fund	1,537,301	—	71,974	3,579,713
MFS Limited Maturity Fund	(7,943)	—	534,553	52,134,792
MFS Mid Cap Growth Fund	3,146,275	396,365	—	7,696,917
MFS Mid Cap Value Fund	2,886,453	—	118,154	7,689,410
MFS New Discovery Fund	398,499	45,557	—	2,063,265
MFS New Discovery Value Fund	515,935	62,662	43,530	2,062,558
MFS Research Fund	3,374,270	499,523	147,571	11,260,871
MFS Research International Fund	580,695	—	162,917	7,665,129
MFS Total Return Bond Fund	(14,174)	—	1,429,721	67,447,480
MFS Value Fund	3,376,349	195,841	254,211	11,228,080
	$19,837,272	$1,560,261	$6,722,345	$412,350,151
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Absolute Return Fund - Class R6	543,641	$ 5,137,409
MFS Blended Research Core Equity Fund - Class R6	840,730	20,505,397
MFS Blended Research Emerging Markets Equity Fund - Class R6	160,565	1,885,033
MFS Blended Research Growth Equity Fund - Class R6	2,348,066	26,204,417
MFS Blended Research International Equity Fund - Class R6	3,939,767	40,225,025
MFS Blended Research Mid Cap Equity Fund - Class R6	4,106,263	43,485,325
MFS Blended Research Small Cap Equity Fund - Class R6	809,247	9,589,581
MFS Blended Research Value Equity Fund - Class R6	2,240,136	26,187,187
MFS Commodity Strategy Fund - Class R6 (v)	3,195,296	19,171,775
MFS Emerging Markets Debt Fund - Class R6	1,059,402	15,414,293
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,535,230	10,286,041
MFS Emerging Markets Equity Fund - Class R6	66,674	1,885,555
MFS Global Bond Fund - Class R6	1,689,974	14,398,578
MFS Global Real Estate Fund - Class R6	958,398	14,040,527
MFS Government Securities Fund - Class R6	1,385,331	13,590,098
MFS Growth Fund - Class R6	336,307	26,205,054
MFS High Income Fund - Class R6	7,512,219	25,691,790
MFS Inflation-Adjusted Bond Fund - Class R6	2,736,692	28,434,229
MFS International Growth Fund - Class R6	424,585	11,476,531
MFS International New Discovery Fund - Class R6	309,764	8,911,914
MFS International Value Fund - Class R6	319,813	11,474,905
MFS Mid Cap Growth Fund - Class R6	1,454,735	21,748,295
MFS Mid Cap Value Fund - Class R6	987,034	21,744,349
MFS New Discovery Fund - Class R6	177,647	4,796,466
MFS New Discovery Value Fund - Class R6	326,144	4,794,317
MFS Research Fund - Class R6	537,730	20,546,646
MFS Research International Fund - Class R6	1,106,444	17,282,648
MFS Total Return Bond Fund - Class R6	2,100,197	22,241,091
MFS Value Fund - Class R6	717,328	26,160,949
Total Underlying Affiliated Funds		$513,515,425
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.62% (v)	787,790	$ 787,790
Total Investments		$514,303,215
Other Assets, Less Liabilities – (0.0)%		(241,607)
Net assets – 100.0%		$514,061,608
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$514,303,215	$—	$—	$514,303,215
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$456,352,161
Gross unrealized appreciation	62,671,878
Gross unrealized depreciation	(4,720,824)
Net unrealized appreciation (depreciation)	$57,951,054
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	473,963	106,500	(36,822)	543,641
MFS Blended Research Core Equity Fund	—	886,500	(45,770)	840,730
MFS Blended Research Emerging Markets Equity Fund	—	184,733	(24,168)	160,565
MFS Blended Research Growth Equity Fund	—	2,515,711	(167,645)	2,348,066
MFS Blended Research International Equity Fund	—	4,172,155	(232,388)	3,939,767
MFS Blended Research Mid Cap Equity Fund	—	4,438,694	(332,431)	4,106,263
MFS Blended Research Small Cap Equity Fund	—	925,835	(116,588)	809,247
MFS Blended Research Value Equity Fund	—	2,475,728	(235,592)	2,240,136
MFS Commodity Strategy Fund	3,088,301	675,294	(568,299)	3,195,296
MFS Emerging Markets Debt Fund	972,740	206,320	(74,658)	1,059,402
MFS Emerging Markets Debt Local Currency Fund	1,297,306	376,492	(138,568)	1,535,230
MFS Emerging Markets Equity Fund	155,193	9,602	(98,121)	66,674
MFS Global Bond Fund	1,163,231	557,321	(30,578)	1,689,974
MFS Global Real Estate Fund	804,852	252,491	(98,945)	958,398
MFS Government Securities Fund	484,801	903,733	(3,203)	1,385,331
MFS Growth Fund	644,180	56,506	(364,379)	336,307
MFS High Income Fund	6,856,515	1,263,333	(607,629)	7,512,219
MFS Inflation-Adjusted Bond Fund	2,206,845	644,266	(114,419)	2,736,692
MFS Institutional Money Market Portfolio	369,057	64,329,925	(63,911,192)	787,790
MFS International Growth Fund	802,012	91,605	(469,032)	424,585
MFS International New Discovery Fund	292,513	52,622	(35,371)	309,764
MFS International Value Fund	599,228	60,825	(340,240)	319,813
MFS Mid Cap Growth Fund	2,662,586	288,326	(1,496,177)	1,454,735
MFS Mid Cap Value Fund	1,954,639	184,527	(1,152,132)	987,034
MFS New Discovery Fund	360,875	35,669	(218,897)	177,647
MFS New Discovery Value Fund	684,648	70,198	(428,702)	326,144
MFS Research Fund	971,586	109,126	(542,982)	537,730
MFS Research International Fund	2,013,085	262,838	(1,169,479)	1,106,444
MFS Total Return Bond Fund	1,464,130	681,697	(45,630)	2,100,197
MFS Value Fund	1,391,111	136,268	(810,051)	717,328
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,329)	$—	$33,193	$5,137,409
MFS Blended Research Core Equity Fund	4,717	—	260,648	20,505,397
MFS Blended Research Emerging Markets Equity Fund	(607)	488	26,729	1,885,033
MFS Blended Research Growth Equity Fund	27,245	—	105,940	26,204,417
MFS Blended Research International Equity Fund	4,475	—	222,120	40,225,025
MFS Blended Research Mid Cap Equity Fund	93,141	—	205,086	43,485,325
MFS Blended Research Small Cap Equity Fund	68,084	844	67,399	9,589,581
MFS Blended Research Value Equity Fund	96,724	—	195,113	26,187,187
MFS Commodity Strategy Fund	(1,913,531)	—	114,870	19,171,775
MFS Emerging Markets Debt Fund	(99,849)	—	527,286	15,414,293
MFS Emerging Markets Debt Local Currency Fund	(179,247)	—	326,290	10,286,041
MFS Emerging Markets Equity Fund	(216,268)	—	16,284	1,885,555
MFS Global Bond Fund	(24,056)	—	158,743	14,398,578
MFS Global Real Estate Fund	(61,402)	610,729	654,742	14,040,527
MFS Government Securities Fund	(875)	—	184,280	13,590,098
MFS Growth Fund	5,414,081	406,533	54,675	26,205,054
MFS High Income Fund	(156,990)	—	1,036,707	25,691,790
MFS Inflation-Adjusted Bond Fund	(80,952)	—	417,961	28,434,229
MFS Institutional Money Market Portfolio	(133)	—	2,135	787,790
MFS International Growth Fund	834,142	—	161,171	11,476,531
MFS International New Discovery Fund	8,976	92,154	145,281	8,911,914
MFS International Value Fund	2,138,957	—	223,651	11,474,905
MFS Mid Cap Growth Fund	4,175,661	1,094,618	—	21,748,295
MFS Mid Cap Value Fund	2,605,590	—	331,148	21,744,349
MFS New Discovery Fund	311,515	105,950	—	4,796,466
MFS New Discovery Value Fund	612,119	147,062	102,230	4,794,317
MFS Research Fund	1,928,998	879,885	259,938	20,546,646
MFS Research International Fund	(242,479)	—	354,416	17,282,648
MFS Total Return Bond Fund	(11,637)	—	426,625	22,241,091
MFS Value Fund	3,568,187	446,649	570,097	26,160,949
	$18,893,257	$3,784,912	$7,184,758	$514,303,215
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.1%
MFS Absolute Return Fund - Class R6	55,544	$ 524,894
MFS Blended Research Core Equity Fund - Class R6	643,655	15,698,736
MFS Blended Research Emerging Markets Equity Fund - Class R6	314,976	3,697,821
MFS Blended Research Growth Equity Fund - Class R6	2,089,776	23,321,900
MFS Blended Research International Equity Fund - Class R6	4,099,412	41,855,002
MFS Blended Research Mid Cap Equity Fund - Class R6	3,662,480	38,785,667
MFS Blended Research Small Cap Equity Fund - Class R6	808,986	9,586,489
MFS Blended Research Value Equity Fund - Class R6	1,993,425	23,303,142
MFS Commodity Strategy Fund - Class R6 (v)	3,192,418	19,154,505
MFS Emerging Markets Debt Fund - Class R6	108,433	1,577,698
MFS Emerging Markets Debt Local Currency Fund - Class R6	157,313	1,053,999
MFS Emerging Markets Equity Fund - Class R6	130,673	3,695,433
MFS Global Bond Fund - Class R6	123,648	1,053,481
MFS Global Real Estate Fund - Class R6	1,274,005	18,664,167
MFS Growth Fund - Class R6	299,405	23,329,668
MFS High Income Fund - Class R6	768,682	2,628,891
MFS Inflation-Adjusted Bond Fund - Class R6	1,075,518	11,174,628
MFS International Growth Fund - Class R6	490,293	13,252,620
MFS International New Discovery Fund - Class R6	512,057	14,731,872
MFS International Value Fund - Class R6	369,250	13,248,679
MFS Mid Cap Growth Fund - Class R6	1,298,912	19,418,738
MFS Mid Cap Value Fund - Class R6	880,857	19,405,277
MFS New Discovery Fund - Class R6	177,603	4,795,275
MFS New Discovery Value Fund - Class R6	325,821	4,789,562
MFS Research Fund - Class R6	411,329	15,716,874
MFS Research International Fund - Class R6	988,384	15,438,559
MFS Total Return Bond Fund - Class R6	956,456	10,128,872
MFS Value Fund - Class R6	638,143	23,273,070
Total Underlying Affiliated Funds		$393,305,519
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.62% (v)	205,418	$ 205,418
Total Investments		$393,510,937
Other Assets, Less Liabilities – (0.1)%		(493,756)
Net assets – 100.0%		$393,017,181
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$393,510,937	$—	$—	$393,510,937
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$341,224,190
Gross unrealized appreciation	55,110,132
Gross unrealized depreciation	(2,823,385)
Net unrealized appreciation (depreciation)	$52,286,747
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	20,097	35,613	(166)	55,544
MFS Blended Research Core Equity Fund	—	670,547	(26,892)	643,655
MFS Blended Research Emerging Markets Equity Fund	—	338,917	(23,941)	314,976
MFS Blended Research Growth Equity Fund	—	2,165,342	(75,566)	2,089,776
MFS Blended Research International Equity Fund	—	4,275,896	(176,484)	4,099,412
MFS Blended Research Mid Cap Equity Fund	—	3,883,346	(220,866)	3,662,480
MFS Blended Research Small Cap Equity Fund	—	911,829	(102,843)	808,986
MFS Blended Research Value Equity Fund	—	2,167,669	(174,244)	1,993,425
MFS Commodity Strategy Fund	2,999,950	635,590	(443,122)	3,192,418
MFS Emerging Markets Debt Fund	39,300	69,494	(361)	108,433
MFS Emerging Markets Debt Local Currency Fund	54,814	103,067	(568)	157,313
MFS Emerging Markets Equity Fund	258,127	25,165	(152,619)	130,673
MFS Global Bond Fund	42,367	81,717	(436)	123,648
MFS Global Real Estate Fund	1,042,118	355,814	(123,927)	1,274,005
MFS Growth Fund	550,968	48,556	(300,119)	299,405
MFS High Income Fund	289,724	482,773	(3,815)	768,682
MFS Inflation-Adjusted Bond Fund	854,535	278,275	(57,292)	1,075,518
MFS Institutional Money Market Portfolio	390,626	34,857,090	(35,042,298)	205,418
MFS International Growth Fund	883,281	102,363	(495,351)	490,293
MFS International New Discovery Fund	460,175	77,199	(25,317)	512,057
MFS International Value Fund	659,050	76,872	(366,672)	369,250
MFS Mid Cap Growth Fund	2,303,926	241,650	(1,246,664)	1,298,912
MFS Mid Cap Value Fund	1,692,769	149,276	(961,188)	880,857
MFS New Discovery Fund	349,745	30,532	(202,674)	177,603
MFS New Discovery Value Fund	665,676	62,190	(402,045)	325,821
MFS Research Fund	742,161	74,932	(405,764)	411,329
MFS Research International Fund	1,775,602	207,849	(995,067)	988,384
MFS Total Return Bond Fund	797,271	217,693	(58,508)	956,456
MFS Value Fund	1,190,560	128,306	(680,723)	638,143
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4)	$—	$2,578	$524,894
MFS Blended Research Core Equity Fund	1,606	—	199,472	15,698,736
MFS Blended Research Emerging Markets Equity Fund	103	902	49,398	3,697,821
MFS Blended Research Growth Equity Fund	7,139	—	93,281	23,321,900
MFS Blended Research International Equity Fund	(2,482)	—	228,572	41,855,002
MFS Blended Research Mid Cap Equity Fund	67,584	—	181,275	38,785,667
MFS Blended Research Small Cap Equity Fund	66,435	833	66,560	9,586,489
MFS Blended Research Value Equity Fund	74,692	—	171,986	23,303,142
MFS Commodity Strategy Fund	(1,418,171)	—	113,810	19,154,505
MFS Emerging Markets Debt Fund	(29)	—	37,661	1,577,698
MFS Emerging Markets Debt Local Currency Fund	(138)	—	23,463	1,053,999
MFS Emerging Markets Equity Fund	(394,623)	—	30,185	3,695,433
MFS Global Bond Fund	(127)	—	8,930	1,053,481
MFS Global Real Estate Fund	(67,474)	798,591	856,142	18,664,167
MFS Growth Fund	3,964,451	357,841	47,552	23,329,668
MFS High Income Fund	(12)	—	73,984	2,628,891
MFS Inflation-Adjusted Bond Fund	(14,253)	—	162,066	11,174,628
MFS Institutional Money Market Portfolio	(96)	—	1,436	205,418
MFS International Growth Fund	786,575	—	182,658	13,252,620
MFS International New Discovery Fund	(4,520)	149,186	235,191	14,731,872
MFS International Value Fund	1,937,018	—	253,786	13,248,679
MFS Mid Cap Growth Fund	3,148,972	967,615	—	19,418,738
MFS Mid Cap Value Fund	1,826,725	—	292,699	19,405,277
MFS New Discovery Fund	257,760	104,760	—	4,795,275
MFS New Discovery Value Fund	513,882	144,945	100,836	4,789,562
MFS Research Fund	1,362,151	673,548	198,981	15,716,874
MFS Research International Fund	(262,089)	—	314,185	15,438,559
MFS Total Return Bond Fund	(7,150)	—	211,630	10,128,872
MFS Value Fund	2,479,139	393,914	499,567	23,273,070
	$14,323,064	$3,592,135	$4,637,884	$393,510,937
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.8%
MFS Blended Research Core Equity Fund - Class R6	249,857	$ 6,094,025
MFS Blended Research Emerging Markets Equity Fund - Class R6	129,765	1,523,444
MFS Blended Research Growth Equity Fund - Class R6	820,178	9,153,195
MFS Blended Research International Equity Fund - Class R6	1,643,442	16,779,542
MFS Blended Research Mid Cap Equity Fund - Class R6	1,442,924	15,280,565
MFS Blended Research Small Cap Equity Fund - Class R6	323,219	3,830,148
MFS Blended Research Value Equity Fund - Class R6	782,916	9,152,290
MFS Commodity Strategy Fund - Class R6 (v)	1,276,586	7,659,516
MFS Emerging Markets Equity Fund - Class R6	54,041	1,528,269
MFS Global Real Estate Fund - Class R6	523,431	7,668,264
MFS Growth Fund - Class R6	117,390	9,147,063
MFS Inflation-Adjusted Bond Fund - Class R6	368,341	3,827,061
MFS International Growth Fund - Class R6	197,642	5,342,275
MFS International New Discovery Fund - Class R6	212,864	6,124,099
MFS International Value Fund - Class R6	148,893	5,342,283
MFS Mid Cap Growth Fund - Class R6	511,274	7,643,550
MFS Mid Cap Value Fund - Class R6	347,108	7,646,781
MFS New Discovery Fund - Class R6	70,978	1,916,407
MFS New Discovery Value Fund - Class R6	130,158	1,913,316
MFS Research Fund - Class R6	159,761	6,104,455
MFS Research International Fund - Class R6	390,519	6,099,912
MFS Total Return Bond Fund - Class R6	361,508	3,828,365
MFS Value Fund - Class R6	250,342	9,129,958
Total Underlying Affiliated Funds		$152,734,783
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.62% (v)	545,976	$ 545,976
Total Investments		$153,280,759
Other Assets, Less Liabilities – (0.2)%		(289,734)
Net assets – 100.0%		$152,991,025
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$153,280,759	$—	$—	$153,280,759
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$141,608,199
Gross unrealized appreciation	12,479,630
Gross unrealized depreciation	(807,070)
Net unrealized appreciation (depreciation)	$11,672,560
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	256,393	(6,536)	249,857
MFS Blended Research Emerging Markets Equity Fund	—	137,295	(7,530)	129,765
MFS Blended Research Growth Equity Fund	—	841,456	(21,278)	820,178
MFS Blended Research International Equity Fund	—	1,704,350	(60,908)	1,643,442
MFS Blended Research Mid Cap Equity Fund	—	1,490,657	(47,733)	1,442,924
MFS Blended Research Small Cap Equity Fund	—	351,396	(28,177)	323,219
MFS Blended Research Value Equity Fund	—	819,338	(36,422)	782,916
MFS Commodity Strategy Fund	1,007,419	393,718	(124,551)	1,276,586
MFS Emerging Markets Equity Fund	88,753	17,385	(52,097)	54,041
MFS Global Real Estate Fund	357,599	197,377	(31,545)	523,431
MFS Growth Fund	187,185	36,552	(106,347)	117,390
MFS Inflation-Adjusted Bond Fund	272,956	117,521	(22,136)	368,341
MFS Institutional Money Market Portfolio	216,943	17,845,491	(17,516,458)	545,976
MFS International Growth Fund	300,392	73,996	(176,746)	197,642
MFS International New Discovery Fund	158,896	64,543	(10,575)	212,864
MFS International Value Fund	225,106	53,744	(129,957)	148,893
MFS Mid Cap Growth Fund	779,284	169,408	(437,418)	511,274
MFS Mid Cap Value Fund	568,063	111,674	(332,629)	347,108
MFS New Discovery Fund	118,064	21,398	(68,484)	70,978
MFS New Discovery Value Fund	224,246	44,144	(138,232)	130,158
MFS Research Fund	249,446	51,278	(140,963)	159,761
MFS Research International Fund	596,880	155,765	(362,126)	390,519
MFS Total Return Bond Fund	265,484	114,837	(18,813)	361,508
MFS Value Fund	399,166	82,426	(231,250)	250,342
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(1,811)	$—	$74,206	$6,094,025
MFS Blended Research Emerging Markets Equity Fund	(1,447)	373	20,423	1,523,444
MFS Blended Research Growth Equity Fund	(1,839)	—	35,333	9,153,195
MFS Blended Research International Equity Fund	(1,853)	—	89,257	16,779,542
MFS Blended Research Mid Cap Equity Fund	109	—	67,872	15,280,565
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$15,651	$317	$25,336	$3,830,148
MFS Blended Research Value Equity Fund	5,342	—	64,019	9,152,290
MFS Commodity Strategy Fund	(349,363)	—	44,204	7,659,516
MFS Emerging Markets Equity Fund	(132,167)	—	12,478	1,528,269
MFS Global Real Estate Fund	(45,272)	323,650	346,974	7,668,264
MFS Growth Fund	563,285	137,360	16,453	9,147,063
MFS Inflation-Adjusted Bond Fund	(4,971)	—	55,031	3,827,061
MFS Institutional Money Market Portfolio	(63)	—	1,216	545,976
MFS International Growth Fund	164,377	—	73,112	5,342,275
MFS International New Discovery Fund	(14,159)	61,305	96,647	6,124,099
MFS International Value Fund	391,241	—	101,941	5,342,283
MFS Mid Cap Growth Fund	445,802	369,649	—	7,643,550
MFS Mid Cap Value Fund	201,218	—	109,406	7,646,781
MFS New Discovery Fund	25,755	39,719	—	1,916,407
MFS New Discovery Value Fund	92,372	54,091	37,743	1,913,316
MFS Research Fund	169,206	253,451	74,875	6,104,455
MFS Research International Fund	(281,750)	—	122,134	6,099,912
MFS Total Return Bond Fund	(4,803)	—	74,998	3,828,365
MFS Value Fund	372,182	146,554	179,296	9,129,958
	$1,607,042	$1,386,469	$1,722,954	$153,280,759
4

QUARTERLY REPORT
January 31, 2017
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
1/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 98.8%
MFS Blended Research Core Equity Fund - Class R6	1,511	$ 36,863
MFS Blended Research Emerging Markets Equity Fund - Class R6	789	9,264
MFS Blended Research Growth Equity Fund - Class R6	4,973	55,502
MFS Blended Research International Equity Fund - Class R6	9,945	101,535
MFS Blended Research Mid Cap Equity Fund - Class R6	8,704	92,178
MFS Blended Research Small Cap Equity Fund - Class R6	1,937	22,953
MFS Blended Research Value Equity Fund - Class R6	4,721	55,185
MFS Commodity Strategy Fund - Class R6 (v)	7,447	44,681
MFS Emerging Markets Equity Fund - Class R6	328	9,268
MFS Global Real Estate Fund - Class R6	3,148	46,115
MFS Growth Fund - Class R6	712	55,465
MFS Inflation-Adjusted Bond Fund - Class R6	2,181	22,666
MFS International Growth Fund - Class R6	1,200	32,444
MFS International New Discovery Fund - Class R6	1,292	37,177
MFS International Value Fund - Class R6	904	32,440
MFS Mid Cap Growth Fund - Class R6	3,093	46,238
MFS Mid Cap Value Fund - Class R6	2,092	46,092
MFS New Discovery Fund - Class R6	429	11,569
MFS New Discovery Value Fund - Class R6	783	11,513
MFS Research Fund - Class R6	967	36,936
MFS Research International Fund - Class R6	2,365	36,946
MFS Total Return Bond Fund - Class R6	2,136	22,623
MFS Value Fund - Class R6	1,512	55,142
Total Underlying Affiliated Funds		$920,795
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.62% (v)	7,420	$ 7,420
Total Investments		$928,215
Other Assets, Less Liabilities – 0.4%		3,385
Net assets – 100.0%		$931,600
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$928,215	$—	$—	$928,215
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$914,642
Gross unrealized appreciation	18,193
Gross unrealized depreciation	(4,620)
Net unrealized appreciation (depreciation)	$13,573
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	1,525	(14)	1,511
MFS Blended Research Emerging Markets Equity Fund	—	817	(28)	789
MFS Blended Research Growth Equity Fund	—	5,072	(99)	4,973
MFS Blended Research International Equity Fund	—	10,221	(276)	9,945
MFS Blended Research Mid Cap Equity Fund	—	8,736	(32)	8,704
MFS Blended Research Small Cap Equity Fund	—	1,947	(10)	1,937
MFS Blended Research Value Equity Fund	—	4,742	(21)	4,721
MFS Commodity Strategy Fund	—	7,447	—	7,447
MFS Emerging Markets Equity Fund	—	336	(8)	328
MFS Global Real Estate Fund	—	3,176	(28)	3,148
MFS Growth Fund	—	726	(14)	712
MFS Inflation-Adjusted Bond Fund	—	2,181	—	2,181
MFS Institutional Money Market Portfolio	—	14,726	(7,306)	7,420
MFS International Growth Fund	—	1,228	(28)	1,200
MFS International New Discovery Fund	—	1,309	(17)	1,292
MFS International Value Fund	—	918	(14)	904
MFS Mid Cap Growth Fund	—	3,120	(27)	3,093
MFS Mid Cap Value Fund	—	2,099	(7)	2,092
MFS New Discovery Fund	—	433	(4)	429
MFS New Discovery Value Fund	—	787	(4)	783
MFS Research Fund	—	981	(14)	967
MFS Research International Fund	—	2,414	(49)	2,365
MFS Total Return Bond Fund	—	2,136	—	2,136
MFS Value Fund	—	1,517	(5)	1,512
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$—	$—	$468	$36,863
MFS Blended Research Emerging Markets Equity Fund	15	63	66	9,264
MFS Blended Research Growth Equity Fund	33	—	223	55,502
MFS Blended Research International Equity Fund	124	—	563	101,535
MFS Blended Research Mid Cap Equity Fund	3	—	423	92,178

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$(2)	$82	$71	$22,953
MFS Blended Research Value Equity Fund	(2)	—	397	55,185
MFS Commodity Strategy Fund	—	—	270	44,681
MFS Emerging Markets Equity Fund	9	—	78	9,268
MFS Global Real Estate Fund	(25)	2,352	1,799	46,115
MFS Growth Fund	23	829	—	55,465
MFS Inflation-Adjusted Bond Fund	—	—	186	22,666
MFS Institutional Money Market Portfolio	—	—	2	7,420
MFS International Growth Fund	25	—	459	32,444
MFS International New Discovery Fund	6	385	606	37,177
MFS International Value Fund	9	33	604	32,440
MFS Mid Cap Growth Fund	(9)	2,322	—	46,238
MFS Mid Cap Value Fund	(1)	29	650	46,092
MFS New Discovery Fund	1	247	—	11,569
MFS New Discovery Value Fund	(1)	362	66	11,513
MFS Research Fund	(12)	1,591	470	36,936
MFS Research International Fund	14	—	772	36,946
MFS Total Return Bond Fund	—	—	101	22,623
MFS Value Fund	(2)	920	454	55,142
	$208	$9,215	$8,728	$928,215

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.